GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area
The following table presents the total revenues for the six months ended June 30, 2016 and 2017, allocated to the geographic areas in which it was generated:

	Six months ended June 30,
	2016	2017
	Unaudited	Unaudited

North America (mainly U.S.)	$138,866	$105,073
Europe	7,077	22,036
Other	7,849	4,555

	$153,792	$131,664

Schedule of Property and Equipment by Geographic Area
The following table presents the locations of the Company’s property and equipment as of December 31, 2016 and June 30, 2017:

	December 31,	June 30,
	2016	2017
	Audited	Unaudited

Israel	$9,108	$10,641
U.S.	4,402	4,176
Europe	695	1,233

	$14,205	$16,050